Land use Right	12 Months Ended
Dec. 31, 2022
Land Use Right [Abstract]
LAND USE RIGHT

8. Land use right

Land use right, net, consists of the following:

	As of
	December 31, 2022	December 31, 2021
Original cost	542,741	589,348
Less: accumulated amortization	(41,186)	(32,797)
Land use right, net	501,555	$556,551

Future estimated amortization expense of intangible assets is as follows:

By June 30, 2023	$15,626
By June 30, 2024	15,626
By June 30, 2025	15,626
By June 30, 2026	15,626
By June 30, 2027	15,626
Thereafter	423,425
Total	$501,555